SUBSEQUENT EVENT (Details Narrative) - Nonadjusting Events [member] $ in Millions	Apr. 15, 2026 CAD ($) shares
IfrsStatementLineItems [Line Items]
Shares granted	2,011,903
Total value | $	$ 8.4
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Shares granted	1,320,445